[logo] M F S(R)                                               SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                         JANUARY 31, 2003


[graphic omitted]

                             MFS(R) JAPAN EQUITY FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) JAPAN EQUITY FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Chairman and          ABBY M. O'NEILL (born 04/27/28) Trustee
President Massachusetts Financial Services               Private investor; Rockefeller Financial Services,
Company, Chairman and Chief Executive Officer            Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee
Massachusetts Financial Services Company,                LAWRENCE T. PERERA (born 06/23/35) Trustee
President and Director                                   Hemenway & Barnes (attorneys), Partner

KEVIN J. PARKE* (born 12/14/59) Trustee                  WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company,                Harvard University Graduate School of Business
President, Chief Investment Officer and Director         Administration, Adjunct Professor; CBL &
                                                         Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           investment trust), Director; The Baupost Fund (a
Brigham and Women's Hospital, Chief of Cardiac           mutual fund), Vice Chairman and Trustee
Surgery;
Harvard Medical School, Professor of Surgery             J. DALE SHERRATT (born 09/23/38) Trustee
                                                         Insight Resources, Inc. (acquisition planning
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       specialists), President; Wellfleet Investments
Trustee Edmund Gibbons Limited (diversified              (investor in health care companies), Managing
holding company), Chief Executive Officer;               General Partner (since 1993); Cambridge
Colonial Insurance Company Ltd., Director and            Nutraceuticals (professional nutritional
Chairman; Bank of Butterfield, Chairman (until           products), Chief Executive Officer (until May
1997)                                                    2001)

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor
J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)


OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman and           RICHARD M. HISEY (born 08/29/58) Treasurer
President                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
and Chief Executive Officer                              York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
JOHN W. BALLEN (born 9/12/59) Trustee and                Executive Vice President and Chief Financial
President                                                Officer, General Manager, Mutual Funds (prior to
Massachusetts Financial Services Company, Chief          September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President (since September 1996)
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and
Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1,
2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
DIRECTOR OF GLOBAL EQUITY RESEARCH                       individuals, call toll free: 1-800-637-6576 any
David A. Antonelli+                                      business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
JP Morgan Chase Bank                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
One Chase Manhattan Plaza                                touch- tone telephone.
New York, NY 10081
                                                         WORLD WIDE WEB
INVESTOR INFORMATION                                     www.mfs.com
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).


+ MFS Investment Management

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

    o  information we receive from you on applications or other forms

    o information about your transactions with us, our affiliates, or others, and

    o  information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
   MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Currently, the fund offers Class A and/or Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

MFS JAPAN EQUITY FUND

TOTAL RATES OF RETURN THROUGH FEBRUARY 28, 2003

Class A
                                                                                   6 Months            1 Year           Life(1)
---------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge                                       -9.45%             8.50%           -38.70%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge                                     --               8.50%           -16.33%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge(2)                                  --               2.26%           -18.11%
---------------------------------------------------------------------------------------------------------------------------------

Class I
                                                                                   6 Months            1 Year           Life(1)
---------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return (No Sales Charge)                                            -9.31%             8.67%           -38.60%
---------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return (No Sales Charge)                                          --               8.67%           -16.28%
---------------------------------------------------------------------------------------------------------------------------------

Comparative Indices(3)
                                                                                   6 Months            1 Year           Life(1)
---------------------------------------------------------------------------------------------------------------------------------
Average Japanese fund(4)                                                            -14.46%           -13.15%           -26.02%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Price Index(5)                                                                -12.47%            -7.72%           -22.19%
---------------------------------------------------------------------------------------------------------------------------------
(1) For the period from the commencement of the fund's investment operations, June 1, 2000, through February 28, 2003. Index information is from June 1, 2000.
(2) Takes into account the maximum sales charge of 5.75%.
(3) Average annual rates of return. Periods less than one year are actual, not annualized.
(4) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(5) Source: Bloomberg.

INDEX DEFINITION
The Tokyo Price Index is a measure of the broad Japanese stock market.

It is not possible to invest in an index.

NOTES TO PERFORMANCE SUMMARY
Performance for share classes initially offered after Class A shares includes the performance of the fund's Class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of any dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDUCTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest rates, currency exchange-rates, economic, and political conditions.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

The portfolio may invest a substantial amount of its assets in issuers located in a single or limited number of countries, and is more susceptible to adverse economic, political or regulatory developments affecting those countries than is a portfolio that invests more broadly.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

When concentrating on one issuer, the portfolio is more sensitive to changes in the value of securities of these issuers.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - February 28, 2003

Stocks - 98.4%
------------------------------------------------------------------------------
ISSUER                                                     SHARES        VALUE
------------------------------------------------------------------------------
Japan - 98.4%
  Advertising & Broadcasting - 1.1%
    Tokyo Broadcasting System, Inc.                         3,000   $   37,313
------------------------------------------------------------------------------
  Apparel & Textiles - 3.7%
    Fast Retailing Co., Ltd.                                4,600   $  122,599
------------------------------------------------------------------------------
  Automotive - 10.8%
    Honda Motor Co.                                         4,100   $  149,860
    Nissan Motor Co., Ltd.                                 27,700      207,885
                                                                    ----------
                                                                    $  357,745
------------------------------------------------------------------------------
  Consumer Goods & Services - 12.7%
    Shiseido Co., Ltd.                                     17,000   $  197,200
    UNI-Charm Corp.                                         5,800      220,340
                                                                    ----------
                                                                    $  417,540
------------------------------------------------------------------------------
  Electronics - 28.4%
    Brother Industries, Ltd.                               34,000   $  205,110
    Canon, Inc.                                             3,000      108,385
    Fanuc, Ltd.                                             1,300       56,646
    Fujikura, Ltd.                                         37,000       92,977
    Nippon Electric Glass Co., Ltd.                        17,000      190,583
    Sony Corp.                                                800       30,392
    Sony Corp., ADR                                           800       30,376
    Stanley Electric Co., Ltd.                             18,000      222,354
                                                                    ----------
                                                                    $  936,823
------------------------------------------------------------------------------
  Entertainment - 2.2%
    Namco, Ltd.                                             4,600   $   73,560
------------------------------------------------------------------------------
  Financial Services - 7.6%
    Credit Saison Co., Ltd.                                 7,100   $  126,754
    Nikko Cordial Corp.                                     9,000       32,363
    Nissin Co., Ltd.                                        7,600       51,121
    Promise Co., Ltd.                                       1,250       40,824
                                                                    ----------
                                                                    $  251,062
------------------------------------------------------------------------------
  Insurance - Property & Casualty - 3.9%
    Sompo Japan Insurance, Inc.                            26,000   $  128,691
------------------------------------------------------------------------------
  Medical & Health Products - 2.5%
    Eisai Co., Ltd.                                         4,300   $   83,679
------------------------------------------------------------------------------
  Metals & Minerals - 3.1%
    JFE Holdings, Inc.                                      7,100   $  103,145
------------------------------------------------------------------------------
  Pharmaceuticals - 5.9%
    Chugai Pharmaceutical Co., Ltd.                         7,300   $   66,521
    Fujisawa Pharmaceuticals Co., Ltd.                      3,000       58,888
    Hisamitsu Pharmaceutical Co., Inc.                      1,000       11,092
    Takeda Chemical Industries Co., Ltd.                    1,600       59,024
                                                                    ----------
                                                                    $  195,525
------------------------------------------------------------------------------
  Real Estate - 4.1%
    Meiwa Estate Co., Ltd.                                 10,600   $   66,906
    Sumitomo Realty & Development Co., Ltd.                 4,000       66,604
                                                                    ----------
                                                                    $  133,510
------------------------------------------------------------------------------

  Retail - 1.9%
    United Arrows, Ltd.                                     2,300   $   62,078
------------------------------------------------------------------------------
  Special Products & Services - 0.8%
    Hitachi Maxell, Ltd.                                    2,000   $   26,974
------------------------------------------------------------------------------
  Telecommunications - 1.9%
    KDDI Corp.                                                 20   $   62,780
------------------------------------------------------------------------------
  Transportation - Services - 2.0%
    East Japan Railway Co.                                     14   $   64,557
------------------------------------------------------------------------------
  Utilities - Gas - 5.8%
    Tokyo Gas Co., Ltd.                                    63,000   $  190,828
------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,109,959)                          $3,248,409
------------------------------------------------------------------------------
Short-Term Obligations - 1.8%
------------------------------------------------------------------------------
                                                 PRINCIPAL AMOUNT
                                                    (000 OMITTED)
------------------------------------------------------------------------------
    Sheffield Receivables Corp., due 3/03/03,
      at Amortized Cost                                       $58   $   57,996
------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,167,955)                     $3,306,405
Other Assets, Less Liabilities - (0.2)%                                 (6,233)
------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $3,300,172
------------------------------------------------------------------------------

See notes to financial statements.

Financial Statements

Statement of Assets and Liabilities (Unaudited)
---------------------------------------------------------------------------
FEBRUARY 28, 2003
---------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $3,167,955)            $3,306,405
  Cash                                                                  995
  Receivable for investments sold                                    12,081
  Interest and dividends receivable                                   1,000
                                                                 ----------
      Total assets                                               $3,320,481
                                                                 ----------

Liabilities:
  Payable for investments purchased                              $   20,195
  Payable to affiliates -
    Management fee                                                       91
    Reimbursement fee                                                    23
                                                                 ----------
       Total liabilities                                         $   20,309
                                                                 ----------
Net assets                                                       $3,300,172
                                                                 ==========
Net assets consist of:
  Paid-in capital                                                $5,214,105
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                 138,447
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (2,043,264)
  Accumulated net investment loss                                    (9,116)
                                                                 ----------
      Total                                                      $3,300,172
                                                                 ==========
  Shares of beneficial interest outstanding                       538,333
                                                                  =======
Class A shares:
  Net asset value per share
    (net assets of $3,138,752 / 512,032 shares of
    beneficial interest outstanding)                               $6.13
                                                                   =====
  Offering price per share
    (100 / 94.25 of net asset value per share)                     $6.50
                                                                   =====
Class I shares:
  Net asset value, offering price, and redemption
    price per share
      (net assets of $161,420 / 26,301 shares of
      beneficial interest outstanding)                             $6.14
                                                                   =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

Statement of Operations (Unaudited)
---------------------------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2003
---------------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                                             $  13,088
    Interest                                                                                    712
    Foreign taxes withheld                                                                   (1,921)
                                                                                          ---------
      Total investment income                                                             $  11,879
                                                                                          ---------

  Expenses -
    Management fee                                                                        $  16,796
    Shareholder servicing agent fee                                                           1,679
    Distribution and service fee                                                              5,597
    Administrative fee                                                                           95
    Auditing fees                                                                            14,980
    Custodian fee                                                                             4,938
    Printing                                                                                    660
    Legal fees                                                                                   78
    Postage                                                                                      38
    Miscellaneous                                                                             4,450
                                                                                          ---------
      Total expenses                                                                      $  49,311
    Fees paid indirectly                                                                        (10)
    Reduction of expenses by investment adviser and distributor                             (28,306)
                                                                                          ---------
      Net expenses                                                                        $  20,995
                                                                                          ---------
        Net investment loss                                                               $  (9,116)
                                                                                          ---------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                                               $(218,826)
    Foreign currency transactions                                                            (1,389)
                                                                                          ---------
      Net realized loss on investments and foreign currency transactions                  $(220,215)
                                                                                          ---------

  Change in unrealized appreciation (depreciation) -
    Investments                                                                            (108,263)
    Translation of assets and liabilities in foreign currencies                                  21
      Net unrealized loss on investments and foreign currency translation                 $(108,242)
                                                                                          ---------
        Net realized and unrealized loss on investments and foreign currency              $(328,457)
                                                                                          ---------
          Decrease in net assets from operations                                          $(337,573)
                                                                                          =========

See notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED             YEAR ENDED
                                                                            FEBRUARY 28, 2003        AUGUST 31, 2002
                                                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                              $   (9,116)            $  (19,917)
  Net realized loss on investments and foreign currency transactions                 (220,215)              (696,337)
  Net unrealized gain (loss) on investments and foreign currency translation         (108,242)               737,787
                                                                                   ----------             ----------
      Increase (decrease) in net assets from operations                            $ (337,573)               $21,533
                                                                                   ----------             ----------
Net increase in net assets from fund share transactions                               $72,561             $  132,355
                                                                                   ----------             ----------
      Total increase (decrease) in net assets                                      $ (265,012)            $  153,888
Net assets:
  At beginning of period                                                            3,565,184              3,411,296
                                                                                   ----------             ----------
  At end of period                                                                 $3,300,172             $3,565,184
                                                                                   ----------             ----------
  Accumulated net investment loss included in net assets at end of period          $   (9,116)            $       --
                                                                                   ==========             ==========

See notes to financial statements.

Financial Highlights
---------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,           PERIOD ENDED
                                                  SIX MONTHS ENDED         ------------------------------        AUGUST 31,
                                                 FEBRUARY 28, 2003                2002               2001           2000(2)
MFS JAPAN EQUITY FUND                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A
---------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                       $ 6.77              $ 6.72             $ 9.68            $10.00
                                                            ------              ------             ------            ------
Income from investment operations(5) -
  Net investment loss(1)                                    $(0.02)             $(0.04)            $(0.05)           $(0.02)
  Net realized and unrealized loss on investments and
    foreign currency                                         (0.62)               0.09              (2.91)            (0.30)
                                                            ------              ------             ------            ------
      Total from investment operations                      $(0.64)             $ 0.05             $(2.96)           $(0.32)
                                                            ------              ------             ------            ------
Net asset value - end of period                             $ 6.13              $ 6.77             $ 6.72            $ 9.68
                                                            ======              ======             ======            ======
Total return(7)                                              (9.45)%(4)           0.74%            (30.58)%           (3.20)%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(6)                                                 1.25%(3)            1.25%              1.27%             1.42%(3)
  Net investment loss                                        (0.54)%(3)          (0.61)%            (0.57)%           (0.77)%(3)
Portfolio turnover                                              41%                118%               117%               21%
Net assets at end of period (000 Omitted)                   $3,139              $3,435             $3,411            $4,876

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. In addition the distributor voluntarily waived its fees for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                                    $(0.07)             $(0.17)            $(0.15)           $(0.07)
     Ratios (to average net assets):
       Expenses(6)                                            2.95%(3)            3.22%              2.52%             3.65%(3)
       Net investment loss                                   (2.24)%(3)          (2.58)%            (1.82)%           (3.00)%(3)
(2) For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2000.
(3) Annualized.
(4) Not annualized.
(5) Per share data are based on average shares outstanding.
(6) Ratios do not reflect reductions from certain expense offset arrangements.
(7) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED          PERIOD ENDED
                                                                       FEBRUARY 28, 2003     AUGUST 31, 2002(2)
                                                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
                                                                                 CLASS I
---------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                             $ 6.77                 $ 6.75
                                                                                  ------                 ------
Income from investment operations(6) -
  Net investment loss(1)                                                          $(0.02)                $(0.00)(5)
  Net realized and unrealized gain (loss) on investments and foreign
    currency                                                                       (0.61)                  0.02
                                                                                  ------                 ------
    Total from investment operations                                              $(0.63)                $ 0.02
                                                                                  ------                 ------
Net asset value - end of period                                                   $ 6.14                 $ 6.77
                                                                                  ======                 ======
Total return                                                                       (9.31)%(4)              0.30%(4)
Ratios (to average net assets)/Supplemental data(1):
  Expenses(7)                                                                       1.25%(3)               1.25%(3)
  Net investment loss                                                              (0.61)%(3)             (1.26)%(3)
Portfolio turnover                                                                    41%                   118%
Net assets at end of period (000 Omitted)                                           $161                   $131

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

    Net investment loss                                                           $(0.06)                $(0.00)(5)
    Ratios (to average net assets):
      Expenses(7)                                                                   2.60%(3)               2.87%(3)
      Net investment loss                                                          (1.96)%(3)             (2.88)%(3)
(2) For the period from the inception of Class I, July 31, 2002, through August 31, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Japan Equity Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, and forward foreign currency exchange contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Repurchase Agreement - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and capital losses.

The fund paid no distributions for the years ended August 31, 2002 and August 31, 2001.

As of August 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Capital loss carryforward         $(1,314,729)
                Unrealized appreciation               225,326
                Other temporary differences          (486,957)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                EXPIRATION DATE
                ------------------------------------------------
                August 31, 2008                   $   (63,475)
                August 31, 2009                      (125,721)
                August 31, 2010                    (1,125,533)
                                                  -----------
                   Total                          $(1,314,729)

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets. The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At February 28, 2003, aggregate unreimbursed expenses amounted to $140,376.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees, which has no impact on the expenses of the funds. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the funds that will fluctuate with the performance of the funds. The Trustees currently are not receiving any payment for their services for the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the six months ended February 28, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A
                ----------------------------------------------
                Distribution Fee                         0.10%
                Service Fee                              0.25%
                                                         -----
                Total Distribution Plan                  0.35%

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the six months ended February 28, 2003. The fund payment of the 0.10% per annum Class A distribution fee and the 0.25% per annum Class A service fee are currently being waived by MFD.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,588,711 and $1,359,543, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                       $3,189,318
                                                      ---------
                Gross unrealized appreciation        $  289,735
                Gross unrealized depreciation          (172,648)
                                                     ----------
                    Net unrealized appreciation      $  117,087
                                                     ==========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                         SIX MONTHS ENDED          YEAR ENDED
                                        FEBRUARY 28, 2003     AUGUST 31, 2002
                                       ------------------   -----------------
                                       SHARES      AMOUNT   SHARES     AMOUNT
-----------------------------------------------------------------------------
Shares sold                             4,795    $ 30,077    8,445   $ 56,345
Shares reacquired                        (410)     (2,626)  (8,132)   (55,962)
                                      -------    --------   ------   --------
    Net increase                        4,385     $27,451      313       $383
                                      =======   =========   ======   ========

Class I shares
                                         SIX MONTHS ENDED          YEAR ENDED
                                        FEBRUARY 28, 2003     AUGUST 31, 2002*
                                       ------------------   -----------------
                                       SHARES      AMOUNT   SHARES     AMOUNT
-----------------------------------------------------------------------------
Shares sold                            22,360    $142,610   21,869   $149,439
Shares reacquired                     (15,348)    (97,500)  (2,580)   (17,467)
                                      -------    --------   ------   --------
    Net increase                        7,012   $  45,110   19,289   $131,972
                                      =======   =========   ======   ========

* For the period from the inception of Class I, July 31, 2002, through August 31, 2002.

(6) Line of Credit
The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003, was $12. The fund had no borrowings during the period.

(7) Financial Instruments
The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

                 --------------------------------------------
      This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) JAPAN EQUITY FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           INC1-SEM  04/03 275